Schedule of Impact of the Errors on Financial Statement (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended						6 Months Ended			9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2023	Jun. 30, 2023		Mar. 31, 2023		Jun. 30, 2024	Jun. 30, 2023		Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022		Mar. 31, 2024	Dec. 31, 2021
Current assets
Prepaid expenses and other current assets	$ 1,168		$ 895		$ 493		$ 1,168	$ 895			$ 1,505
Total current assets	1,601		895		501		1,601	895			5,733
Total assets	3,305		900		506		3,305	900			7,224	5
Stockholders’ deficit
Accumulated deficit	(20,234)	$ (11,544)	(14,542)	[1]	(12,436)		(20,234)	(14,542)	[1]	$ (11,544)	(11,299)	(10,770)
Total shareholders’ deficit	(5,462)		(14,513)		(12,024)		(5,462)	(14,513)			(457)	(10,089)	[2]	$ (3,098)	$ (5,955)	[2]
Total liabilities and shareholders’ deficit	3,305		900		506		3,305	900			7,224	5
Operating expenses:
General and administrative expenses	3,115	430	1,315		1,515		5,942	2,830		2,833	5,172	3,049
Total operating costs and expenses	3,140	430	1,315		1,515		6,095	2,830		2,833	5,262	3,160
Operating loss	(3,140)	(430)	(1,315)		(1,515)		(6,095)	(2,830)		(2,833)	(5,262)	(3,160)
Net loss	(5,383)	2,625	(2,106)		(1,672)		(8,935)	(3,778)		(780)	(535)	(4,887)
Net loss per share attributable to ordinary shareholders - basic			(1,053)	[3]				(1,889)	[4]
Net loss per share attributable to ordinary shareholders - diluted			(1,053)	[3]				(1,889)	[4]
Total comprehensive income (loss)	(5,384)	3,235	$ (2,489)		(1,935)		(8,959)	(4,424)		(744)	(799)	(4,134)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets					$ (493)		(306)	$ (895)		(1,441)	(990)
Additional paid-in capital	$ 14,378	$ 9,817					$ 14,378			$ 9,817	$ 10,424
Basic earnings/(net loss) per share	$ (0.07)	$ 0.04	$ (0.03)		$ (835)	[5]	$ (0.12)	$ (0.06)		$ (0.01)	$ (0.01)	$ (0.13)
Diluted earnings/(net loss) per share	$ (0.07)	$ 0.01	$ (0.03)		$ (835)	[5]	$ (0.12)	$ (0.05)		$ (0.06)	$ (0.09)	$ (0.13)
Non-cash investing and financing activities
Reclassification of deferred offering costs to reduction of additional paid-in capital										$ 1,534
Previously Reported [Member]
Current assets
Prepaid expenses and other current assets
Total current assets					8
Total assets			5		13			5
Stockholders’ deficit
Accumulated deficit		$ (13,078)	(15,437)	[1]	(12,929)			(15,437)	[1]	(13,078)
Total shareholders’ deficit			(15,408)		(12,517)			(15,408)				$ (10,089)			(5,942)
Total liabilities and shareholders’ deficit			5		13			5
Operating expenses:
General and administrative expenses		1,069	1,717		2,008			3,725		4,367
Total operating costs and expenses		1,069	1,717		2,008			3,725		4,367
Operating loss		(1,069)	(1,717)		(2,008)			(3,725)		(4,367)
Net loss		1,986	(2,508)		(2,165)			(4,673)		(2,314)
Net loss per share attributable to ordinary shareholders - basic			(1,254)	[3]				(2,337)	[4]
Net loss per share attributable to ordinary shareholders - diluted			(1,254)	[3]				(2,337)	[4]
Total comprehensive income (loss)		2,596	(2,891)		(2,428)			(5,319)		(2,278)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets										93
Additional paid-in capital		$ 11,351								$ 11,351
Basic earnings/(net loss) per share		$ 0.03			$ (1,082)	[5]				$ (0.04)
Diluted earnings/(net loss) per share					$ (1,082)	[5]				$ (0.08)
Non-cash investing and financing activities
Reclassification of deferred offering costs to reduction of additional paid-in capital
Revision of Prior Period, Reclassification, Adjustment [Member]
Current assets
Prepaid expenses and other current assets			895		$ 493			895
Total current assets			895		493			895
Total assets			895		493			895
Stockholders’ deficit
Accumulated deficit		$ 1,534	895	[1]	493			895	[1]	1,534
Total shareholders’ deficit			895		493			895					[6]		$ (13)	[6]
Total liabilities and shareholders’ deficit			895		493			895
Operating expenses:
General and administrative expenses		(639)	(402)		(493)			(895)		(1,534)
Total operating costs and expenses		(639)	(402)		(493)			(895)		(1,534)
Operating loss		639	402		493			895		1,534
Net loss		639	402		493			895		1,534
Net loss per share attributable to ordinary shareholders - basic			201	[3]				448	[4]
Net loss per share attributable to ordinary shareholders - diluted			201	[3]				448	[4]
Total comprehensive income (loss)		639	$ 402		493			895		1,534
Changes in operating assets and liabilities:
Prepaid expenses and other current assets					$ (493)			$ (895)		(1,534)
Additional paid-in capital		$ (1,534)								$ (1,534)
Basic earnings/(net loss) per share		$ 0.01			$ 247	[5]				$ 0.03
Diluted earnings/(net loss) per share		$ 0.01			$ 247	[5]				$ 0.02
Non-cash investing and financing activities
Reclassification of deferred offering costs to reduction of additional paid-in capital										$ 1,534

[1]	Does not reflect the impact of the Merger on the Company’s capital structure
[2]	Shares of legacy common stock have been retroactively restated to give effect to the Merger.
[3]	Does not reflect the impact of the Merger on the Company’s capital structure
[4]	Does not reflect the impact of the Merger on the Company’s capital structure
[5]	Does not reflect the impact of the Merger on the Company’s capital structure
[6]	Reclassification is made as additional paid-in capital cannot be presented as a negative for either its beginning or ending balance.